Commitments and Contingencies - Additional Information (Detail)	0 Months Ended		1 Months Ended	12 Months Ended				12 Months Ended	0 Months Ended		1 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended								12 Months Ended	0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended							12 Months Ended			12 Months Ended	3 Months Ended								12 Months Ended									1 Months Ended		12 Months Ended
	Apr. 25, 2013 USD ($)	Apr. 25, 2013 MXN	Jan. 25, 2011 USD ($)	Dec. 31, 2013 USD ($) site	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2008 Champion Laboratories, Inc. [Member] CAD	Dec. 31, 2008 Canadian Competition Act [Member] CAD	Apr. 25, 2013 Mexican Subsidiary [Member] USD ($)	Apr. 25, 2013 Mexican Subsidiary [Member] MXN	Jun. 30, 2013 Mexican Subsidiary [Member] USD ($)	Jun. 30, 2013 Mexican Subsidiary [Member] MXN	Dec. 31, 2013 Mexican Subsidiary [Member] USD ($)	Dec. 31, 2013 Mexican Subsidiary [Member] MXN	Apr. 25, 2013 Mexican Subsidiary [Member] Interest Expense, Net [Member] USD ($)	Jun. 30, 2013 Mexican Subsidiary [Member] Interest Expense, Net [Member] USD ($)	Dec. 31, 2013 Chinese Subsidiary [Member] USD ($)	Dec. 31, 2013 Chinese Subsidiary [Member] CNY	Dec. 31, 2013 Chinese Subsidiary [Member] Miscellaneous, Net [Member] USD ($)	Dec. 31, 2013 Champion [Member] USD ($)	Dec. 31, 2008 Quebec [Member] Champion Laboratories, Inc. [Member] Defendant	Dec. 31, 2008 Ontario [Member] Defendant	Dec. 31, 2013 Accrued Expenses and Other Current Liabilities [Member] USD ($)	Dec. 31, 2012 Accrued Expenses and Other Current Liabilities [Member] USD ($)	Dec. 31, 2013 Other Long-term Liabilities [Member] USD ($)	Dec. 31, 2012 Other Long-term Liabilities [Member] USD ($)	Dec. 31, 2013 Other Current Assets [Member] Chinese Subsidiary [Member] USD ($)	Feb. 14, 2014 Subsequent Event [Member] Hengst [Member] USD ($)	Apr. 24, 2012 U.S. Actions [Member] USD ($)	Dec. 31, 2013 U.S. Actions [Member]	Mar. 08, 2012 U.S. Actions [Member] Defendant	Oct. 03, 2013 Canadian Actions [Member] USD ($)	Dec. 31, 2013 Product Recall [Member] USD ($)	Dec. 31, 2013 Product Recall [Member] EUR (€)	Dec. 31, 2012 Product Recall [Member] USD ($)	Dec. 31, 2012 Product Recall [Member] EUR (€)	Feb. 28, 2014 Product Recall [Member] Subsequent Event [Member] USD ($)	Feb. 28, 2014 Product Recall [Member] Subsequent Event [Member] EUR (€)	Dec. 31, 2013 New Jersey Site and California [Member] Maximum [Member] USD ($)	Dec. 31, 2013 Kentucky Site [Member] Maximum [Member] USD ($)	Dec. 31, 2013 Former Manufacturing Site [Member] USD ($)	Dec. 31, 2013 Wisconsin Site [Member] Maximum [Member] USD ($)	Dec. 31, 2013 Parker-Hannifin [Member] USD ($)	Dec. 31, 2013 Successor [Member] USD ($)	Sep. 30, 2013 Successor [Member] USD ($)	Jun. 30, 2013 Successor [Member] USD ($)	Mar. 31, 2013 Successor [Member] USD ($)	Dec. 31, 2012 Successor [Member] USD ($)	Sep. 30, 2012 Successor [Member] USD ($)	Jun. 30, 2012 Successor [Member] USD ($)	Mar. 31, 2012 Successor [Member] USD ($)	Dec. 31, 2013 Successor [Member] USD ($)	Dec. 31, 2012 Successor [Member] USD ($)	Dec. 31, 2011 Successor [Member] USD ($)	Dec. 31, 2011 Successor [Member] Champion Laboratories, Inc. [Member] USD ($)	Dec. 31, 2013 Successor [Member] Accrued Expenses and Other Current Liabilities [Member] USD ($)	Dec. 31, 2013 Successor [Member] Other Long-term Liabilities [Member] USD ($)	Dec. 31, 2012 Successor [Member] U.S. Actions [Member] USD ($)	Dec. 31, 2011 Successor [Member] U.S. Actions [Member] USD ($)	Dec. 31, 2013 Successor [Member] Canadian Actions [Member] USD ($)	Jan. 25, 2011 Predecessor [Member] USD ($)	Jan. 31, 2011 Predecessor [Member] U.S. Actions [Member] USD ($)	Dec. 21, 2013 First Quarter of 2014 [Member] Champion [Member] USD ($)	Dec. 21, 2013 Second Quarter of 2014 [Member] Champion [Member] USD ($)	Dec. 21, 2013 Third Quarter of 2014 [Member] Champion [Member] USD ($)	Dec. 21, 2013 Fourth Quarter of 2014 [Member] Champion [Member] USD ($)	Dec. 31, 2013 Third Quarter of 2015 [Member] Champion [Member] USD ($)	Dec. 31, 2013 Third Quarter of 2016 [Member] Champion [Member] USD ($)	Dec. 31, 2013 Third Quarter of 2017 [Member] Champion [Member] USD ($)	Dec. 31, 2013 Third Quarter of 2018 [Member] Champion [Member] USD ($)
Loss Contingencies [Line Items]
Rent expenses recognized																																																				$ 6,500,000	$ 6,400,000	$ 5,400,000							$ 500,000
Number of sites				5
Environmental accruals																							1,000,000	500,000	500,000	1,000,000													1,400,000
Completed remediation activities at manufacturing site				2
Estimated settlement cost																																								100,000
Remediation settlement costs				100,000																																					100,000	100,000
Number of defendants executed settlement agreement																															2
Provision for settlement agreement																													7,800,000			100,000																											7,800,000
Expiry period of appeal																														Dec. 28, 2012
Post-trail costs																																																							400,000			1,200,000		100,000
Antitrust litigation costs			813,000	198,000	1,228,000	11,731,000																																							100,000				200,000	200,000	300,000	198,000	1,228,000	11,731,000					3,900,000		813,000	800,000
Number of defendants of loss contingency																					5	14
Compensatory damages							5,000,000
Punitive damages							1,000,000	15,000,000
General damages								150,000,000
Settlement amount																																																												100,000
Outstanding receivables													2,200,000				2,000,000	12,500,000
Refund payment received	700,000	8,200,000									4,400,000	57,700,000
Claims on loss contingency refund received											2,000,000	25,500,000
Interest on loss contingency refund received	300,000	3,300,000									1,800,000	23,300,000
Inflation on loss contingency refund received									100,000	1,200,000	600,000	8,900,000
Interest receivable															300,000	1,800,000
Claims and inflation receivables															100,000	600,000
Amount of total claims agreed to refund													300,000	3,700,000
Claims receivable																	1,900,000		2,000,000
Pending claims receivable																	100,000										100,000
Settlement payment																												2,200,000															9,000,000												9,000,000
Payments of rebates for future purchases																												800,000
Initial payment																																																															400,000	500,000	250,000	250,000	200,000	200,000	200,000	200,000
Settlement accrued																				2,200,000
Discount granted for future purchases																																											500,000
Patent litigation accruals																																																								1,400,000	800,000
Recorded estimated costs																																	600,000		1,200,000	900,000
Provision recorded related to matter																																	0
Payment of costs related to matter																																	1,000,000	700,000
Remaining accrual of costs related to matter																																	200,000	100,000
Total claims filed																																	900,000	700,000
Insurance coverage claims																																	$ 700,000	€ 500,000			$ 100,000	€ 100,000